Accounts Receivable, net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Charges to Earnings Accounts Receivable	$ 290	$ 155
Loss Allowance Accounts Receivable Ending Balance	$ 290	$ 0